Derivative Instruments - Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income (Details) - Foreign currency forward contracts - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ (4.5)	$ 0.5	$ 4.7
Asbestos adjustments (gain) loss
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	(11.7)	(0.8)	0.8
Selling, general and administrative expenses
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ 7.2	$ 1.3	$ 3.9